Annual Total Returns - Class A	Mar. 31, 2021
Prospectus #1 | Delaware Ivy Asset Strategy Fund
Bar Chart Table:
2011	(7.68%)
2012	19.33%
2013	24.32%
2014	(5.02%)
2015	(8.41%)
2016	(5.42%)
2017	18.37%
2018	(5.49%)
2019	21.69%
2020	13.46%
Prospectus #1 | Delaware Ivy Balanced Fund
Bar Chart Table:
2011	2.65%
2012	11.50%
2013	23.26%
2014	7.28%
2015	(0.41%)
2016	1.95%
2017	11.38%
2018	(3.31%)
2019	22.08%
2020	14.35%
Prospectus #1 | Delaware Ivy Core Equity Fund
Bar Chart Table:
2011	0.86%
2012	18.20%
2013	32.29%
2014	9.11%
2015	(0.74%)
2016	3.50%
2017	20.38%
2018	(4.54%)
2019	31.04%
2020	21.78%
Prospectus #1 | Delaware Ivy Emerging Markets Equity Fund
Bar Chart Table:
2011	(22.79%)
2012	16.78%
2013	9.40%
2014	(0.06%)
2015	(12.01%)
2016	9.88%
2017	42.46%
2018	(19.83%)
2019	23.21%
2020	35.00%
Prospectus #1 | Delaware Ivy Energy Fund
Bar Chart Table:
2011	(9.84%)
2012	0.91%
2013	26.97%
2014	(10.65%)
2015	(23.12%)
2016	34.30%
2017	(13.10%)
2018	(34.57%)
2019	4.32%
2020	(38.71%)
Prospectus #1 | Delaware Ivy Global Equity Income Fund
Bar Chart Table:
2013	21.49%
2014	2.95%
2015	(0.26%)
2016	4.61%
2017	18.65%
2018	(10.20%)
2019	23.12%
2020	3.58%
Prospectus #1 | Delaware Ivy Global Growth Fund
Bar Chart Table:
2011	(7.76%)
2012	17.69%
2013	18.77%
2014	0.63%
2015	3.04%
2016	(3.39%)
2017	24.37%
2018	(6.22%)
2019	25.62%
2020	20.54%
Prospectus #1 | Delaware Ivy International Core Equity Fund
Bar Chart Table:
2011	(13.98%)
2012	13.45%
2013	24.54%
2014	0.98%
2015	(1.01%)
2016	1.35%
2017	22.75%
2018	(17.95%)
2019	18.46%
2020	7.08%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund
Bar Chart Table:
2011	1.85%
2012	10.50%
2013	35.57%
2014	11.32%
2015	6.76%
2016	1.17%
2017	29.04%
2018	2.06%
2019	36.44%
2020	30.76%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund
Bar Chart Table:
2011	(0.61%)
2012	13.12%
2013	29.68%
2014	7.86%
2015	(6.08%)
2016	6.03%
2017	27.00%
2018	(0.10%)
2019	37.96%
2020	48.43%
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund
Bar Chart Table:
2015	(3.54%)
2016	22.38%
2017	11.96%
2018	(4.54%)
2019	26.32%
2020	7.81%
Prospectus #1 | Delaware Ivy Science and Technology Fund
Bar Chart Table:
2011	(4.23%)
2012	26.53%
2013	52.02%
2014	4.31%
2015	(3.15%)
2016	1.65%
2017	32.82%
2018	(5.11%)
2019	50.23%
2020	36.07%
Prospectus #1 | Delaware Ivy Small Cap Core Fund
Bar Chart Table:
2011	(13.41%)
2012	18.15%
2013	32.79%
2014	6.83%
2015	(6.06%)
2016	28.49%
2017	13.30%
2018	(10.68%)
2019	24.16%
2020	7.06%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund
Bar Chart Table:
2011	(5.18%)
2012	15.13%
2013	40.79%
2014	3.21%
2015	(2.20%)
2016	13.42%
2017	23.70%
2018	(4.12%)
2019	23.75%
2020	38.49%
Prospectus #1 | Delaware Ivy Value Fund
Bar Chart Table:
2011	(7.26%)
2012	18.23%
2013	34.42%
2014	10.57%
2015	(4.15%)
2016	10.78%
2017	12.17%
2018	(7.33%)
2019	26.12%
2020	1.53%
Prospectus #2 | Delaware Ivy Global Bond Fund
Bar Chart Table:
2011	0.66%
2012	6.96%
2013	1.66%
2014	(0.64%)
2015	(3.59%)
2016	8.16%
2017	4.80%
2018	(0.36%)
2019	7.65%
2020	7.98%
Prospectus #2 | Delaware Ivy Government Money Market Fund
Bar Chart Table:
2011	0.02%
2012	0.02%
2013	0.02%
2014	0.02%
2015	0.02%
2016	0.03%
2017	0.32%
2018	1.25%
2019	1.46%
2020	0.27%
Prospectus #2 | Delaware Ivy High Income Fund
Bar Chart Table:
2011	6.13%
2012	16.90%
2013	10.20%
2014	1.46%
2015	(7.37%)
2016	16.73%
2017	7.99%
2018	(2.73%)
2019	11.24%
2020	5.32%
Prospectus #2 | Delaware Ivy LaSalle Global Real Estate Fund
Bar Chart Table:
2014	15.12%
2015	(0.52%)
2016	1.56%
2017	8.32%
2018	(5.02%)
2019	19.84%
2020	(4.94%)
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund
Bar Chart Table:
2011	2.99%
2012	2.67%
2013	(0.73%)
2014	0.85%
2015	0.45%
2016	2.01%
2017	1.71%
2018	0.71%
2019	4.10%
2020	3.79%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund
Bar Chart Table:
2011	(15.02%)
2012	15.93%
2013	15.76%
2014	(0.22%)
2015	(1.77%)
2016	0.94%
2017	24.43%
2018	(16.11%)
2019	20.70%
2020	14.49%
Prospectus #2 | Delaware Ivy Municipal Bond Fund
Bar Chart Table:
2011	9.97%
2012	7.42%
2013	(3.26%)
2014	7.64%
2015	2.57%
2016	0.28%
2017	3.42%
2018	0.95%
2019	5.07%
2020	3.91%
Prospectus #2 | Delaware Ivy Municipal High Income Fund
Bar Chart Table:
2011	10.59%
2012	11.54%
2013	(6.18%)
2014	13.51%
2015	4.19%
2016	0.71%
2017	4.22%
2018	1.66%
2019	5.74%
2020	4.09%
Prospectus #2 | Delaware Ivy Natural Resources Fund
Bar Chart Table:
2011	(21.52%)
2012	0.24%
2013	7.96%
2014	(13.32%)
2015	(22.42%)
2016	23.78%
2017	2.89%
2018	(23.79%)
2019	9.21%
2020	(12.38%)
Prospectus #2 | Delaware Ivy Pzena International Value Fund
Bar Chart Table:
2011	(17.35%)
2012	21.88%
2013	32.09%
2014	(6.69%)
2015	(11.55%)
2016	12.04%
2017	16.27%
2018	(16.21%)
2019	16.91%
2020	6.00%
Prospectus #2 | Delaware Ivy Securian Core Bond Fund
Bar Chart Table:
2011	6.91%
2012	7.00%
2013	(0.94%)
2014	5.90%
2015	(0.31%)
2016	4.20%
2017	5.05%
2018	(0.84%)
2019	8.71%
2020	6.69%
Prospectus #2 | Delaware Ivy Securian Real Estate Securities Fund
Bar Chart Table:
2011	4.88%
2012	17.21%
2013	0.74%
2014	29.71%
2015	4.47%
2016	4.09%
2017	5.27%
2018	(5.75%)
2019	24.30%
2020	(3.48%)